Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summarized Federal Home Loan Bank Advances	Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2016		2015
		Weighted		Weighted
Types of Advances	Amount	Average Rate	Amount	Average Rate
Fixed-rate	$11,000	1.04%	$15,000	2.19%

Scheduled Maturities of FHLB Advances	Scheduled maturities of FHLB advances as of December 31, 2016, are as follows:

Years Ending	Fixed	Average
December 31,	Rate	Cost
2017	$5,000	0.88%
2018	6,000	1.18%

Total	$11,000	1.04%